Note 5 - Intangible Assets (Details Textual) - USD ($)	12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Amortization of Intangible Assets	$ 16,903	$ 10,860	$ 40,612